Condensed Consolidated Balance Sheets (Unaudited) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Current assets
Cash and cash equivalents	$ 1,448	$ 576
Accounts receivable	4,068	1,958
Unbilled revenue	24,121	21,512
Risk management assets	2,082	969
Other current assets	6,140	3,226
Assets Held-for-sale, Current	1,485	0
Total current assets	39,344	28,241
Property, plant and equipment, net	314,259	223,819
Noncurrent assets held for sale, net	3,049	0
Intangible Assets, Net (Excluding Goodwill)	5,525	0
Goodwill	16,447	0
Deferred Tax Assets, Gross	5,493	0
Other assets, net	6,380	4,636
Total assets	390,497	256,696
Current liabilities
Accounts payable	7,001	5,527
Accrued gas purchases	18,159	17,034
Accrued expenses and other current liabilities	14,618	9,619
Current portion of long-term debt	3,433	0
Due to Affiliate	20,000	0
Risk management liabilities	290	0
Liabilities of Disposal Group, Including Discontinued Operation, Current	1,567	0
Total current liabilities	65,068	32,180
Risk Management, Non Current Liabilities	28	0
Asset Retirement Obligation	34,250	8,319
Other liabilities	188	309
Long- term debt	128,022	128,285
Deferred Tax Liabilities, Gross	10,714	0
Liabilities of Disposal Group, Including Discontinued Operation, Noncurrent	1,121	0
Total liabilities	239,391	169,093
Commitments and contingencies
Series A convertible preferred units (5,143 thousand units issued and outstanding as of June 30, 2013)	91,073	0
Partners' capital
General partner interest (185 thousand units issued and outstanding as of June 30, 2013 and December 31, 2012)	22,090	548
Limited partner interest (9,209 and 9,165 thousand units issued and outstanding as of June 30, 2013 and December 31, 2012, respectively)	30,310	79,266
Accumulated other comprehensive income	295	351
Total partners’ capital	52,695	80,165
Noncontrolling interests	7,338	7,438
Total equity and partners' capital	60,033	87,603
Total liabilities, equity and partners' capital	$ 390,497	$ 256,696